Pensions and other postretirement benefits (Foreign Currency Risk Exposure) (Details) - Pensions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canadian Dollar
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	62.00%	59.00%
U.S. Dollar
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	27.00%	27.00%
European Currencies
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	6.00%	8.00%
Japanese Yen
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	1.00%	1.00%
Various Other Currencies
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	4.00%	5.00%